CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 2,156	$ 1,579
Other comprehensive income (loss):
Unrealized holding gains/losses on available for sale securities	(3,759)	1,270
Reclassification adjustments for (gains) losses recognized in income	(22)	(246)
Net unrealized holding gains (losses) on available for sale securities	(3,781)	1,024
Tax effect	1,285	(348)
Other comprehensive income (loss):	(2,496)	676
Comprehensive income (loss)	$ (340)	$ 2,255